Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 14, 2021	Apr. 05, 2021	Oct. 27, 2021	Mar. 31, 2023	Dec. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 15,150,000
Initial public offering price per unit (in Dollars per share)				$ 10	$ 10
Trust account	$ 116,150,000
Transaction cost				$ 6,597,115	$ 6,597,115
Underwriting fees				2,000,000	2,000,000
Deferred underwriting fees				4,025,000	4,025,000
Other offering cost				$ 572,115	$ 572,115
Fair market value percentage				80.00%	80.00%
Public shares percentage				15.00%	15.00%
Business combination redemption percentage				100.00%	100.00%
Consummate business combination, description				If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest income earned (less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest income earned (less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Public share price per share (in Dollars per share)				$ 10.1	$ 10.1
Operating bank account				12,000	50,000
Issuance of the founder shares				$ 25,000	$ 25,000
Aggregate loans			$ 150,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated shares (in Shares)		10,000,000
Share price per unit (in Dollars per share)		$ 10
Gross proceeds		$ 100,000,000
Net proceeds		$ 101,000,000
Initial public offering price per unit (in Dollars per share)		$ 10.1
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated shares (in Shares)	15,000			450,000	450,000
Share price per unit (in Dollars per share)				$ 10	$ 10
Gross proceeds	$ 150,000			$ 4,500,000	$ 4,500,000
Over-Allotment Units [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated shares (in Shares)	1,500,000
Gross proceeds	$ 15,000,000
Underwriting commission	2.00%
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate fair market value percentage				50.00%	50.00%
Amount held in the trust account, per share (in Dollars per share)				$ 10.1	$ 10.1
Net tangible assets				$ 5,000,001	$ 5,000,001
Public shares				$ 5,000,001	$ 5,000,001